SUPPLEMENT DATED JUNE 14, 2004 TO THE
                                                    PROSPECTUS DATED MAY 3, 2004

                                                  PIONEER ANNUISTAR PLUS ANNUITY
                                                       PIONEER ANNUISTAR ANNUITY
                                                          PIONEER ANNUISTAR FLEX
                                                         PIONEER ANNUISTAR VALUE

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Annuity contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective June 14, 2004, the Guaranteed Minimum Accumulation Benefit ("GMAB") rider is not being offered.


June 2004                                                                L-23188